MANAGEMENT OF FINANCIAL RISK - INTEREST RATE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 39,956	$ 5,868
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	(39,956)
Increase 1%	(4,981)
Decrease 1%	2,306
Currency swap contract [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	(39,956)
Increase 10 Percentage Points	30,748
Decrease 10 Percentage Points	$ (31,301)